segment information - Geographical information (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of operating segments
Goodwill	$ 4,733	$ 4,236	$ 3,787
Foreign
Disclosure of operating segments
Goodwill	$ 546	$ 262